Warrants Liabilities	6 Months Ended
Jun. 30, 2022
Warrants Liabilities
7. Warrant liabilities
Before the Closing, Zanite had issued 11,500,000 redeemable warrants included in the units sold in the initial public offering (the “Public Warrants”) and 14,250,000 redeemable warrants in private placements (the “Private Placement Warrants”).
The exercise period of the warrants started 30 days after the Closing (i.e. on June 8, 2022) and will terminate on the earlier to occur of: (x) at 5:00 p.m., New York City time on the date that is five (5) years after the Closing date, (y) the liquidation of the Company, or (z) the date fixed by the Company to redeem all of the warrants.
Prior to the Closing both Public Warrants and Private Placement Warrants were classified as liabilities with changes in fair value recognized in the Statement of Operations in the period of change.
Upon the Closing, all shares of Zanite Class A and Class B common stock were converted into, on a one-for-one basis,
shares of common stock of Eve Holding. As such, in a hypothetical change-in-control
scenario, all holders of the stocks would receive cash. Thus, the Public Warrants were reclassified to equity.
Private Placement Warrants can be exercised by the initial holders at their election on a cashless basis which would bring variable elements to the exercise as per the agreement, therefore they are accounted for as a financial liability measured at fair value through profit & loss. Refer to the Note 14 for more information about the warrants’ measurement.
Each Private Placement Warrant entitles its holder to purchase one share of common stock at an exercise price of $11.50 per share, to be exercised only for a whole number of shares of our common stock. The Private Placement Warrants became exercisable 30 days after the Closing (i.e., on June 8, 2022), provided that we have an effective registration statement under the Securities Act covering the shares of common stock issuable upon exercise of the Private Placement Warrants and a current prospectus relating to them is available (or we permit holders to exercise their Private Placement Warrants on a cashless basis under the circumstances specified in the warrant agreement) and such shares are registered, qualified or exempt from registration under the securities, or blue sky, laws of the state of residence of the holder. Private Placement Warrants are redeemable by us for cash so long as they are held by the initial stockholders or their permitted transferees. If the Private Placement Warrants are held by holders other than the initial purchasers or their permitted transferees, they will be redeemable by us and exercisable by the holders on the same basis as the Public Warrants.